ACQUISITIONS AND DIVESTITURES (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2011 Coca-Cola Embonor SA [Member]	Dec. 31, 2011 Great Plains Coca Cola Bottling Company [Member]	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Dec. 31, 2011 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Dec. 31, 2012 Coca-Cola Enterprises Inc.'s ("CCE") North American business Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2010 Dr Pepper Snapple Group, Inc. license rights	Oct. 02, 2010 Dr Pepper Snapple Group, Inc. license rights	Dec. 31, 2010 Coca-Cola Freestyle	Oct. 02, 2010 Coca-Cola Freestyle	Dec. 31, 2012 Aujan bottling and distribution company [Member]	Dec. 31, 2012 Investment in Aujan Industries [Member]
Acquisition and investment activities
Total purchase price							$ 360				$ 6,895							$ 980
Increase (Decrease) in Income (Loss) from Discontinued Operations					(387)
Period of time after the sale of our Norwegian and Swedish bottling operations, New CCE has the right to acquire our majority interest in our German bottling operation, low end of range (in months)	18
Period of time after the sale of our Norwegian and Swedish bottling operations, New CCE has the right to acquire our majority interest in our German bottling operation, high end of range (in months)	39
Transaction cost related to acquisition and divestiture									81			84
Charge related to preexisting relationships								265	265	1
Net revenue contributed since the acquisition date								3,637
Net losses contributed since the acquisition date								(122)
Consolidated pro forma information
Net operating revenues				43,106
Net income attributable to shareowners of The Coca-Cola Company				6,839
Decrease to Net Operation Revenues					433
One-time cash payment for license agreements to distribute trademark brands in North America													715
Term of the license agreement (in years)													20
Renewal period for license agreement (in years)													20
Term of the agreement (in years)															20
Indefinite lived intangible assets														865
Deferred revenue																150
Deferred revenue amortization period (in years)																20
Equity Method Investment, Ownership Percentage																	49.00%
Proceeds from Disposals of Bottling Companies and Other Investments		2,189	562	972
Proceeds from Divestiture of Businesses					900	394
Business Acquisition, Cost of Acquired Entity, Cash Paid							$ 321				$ 1,368